                                                           PROSPECTUS SUPPLEMENT

MORGAN STANLEY INSTITUTIONAL FUND, INC.

Supplement dated November 1, 2001 to Prospectus dated May 1, 2001 of:

FIXED INCOME III PORTFOLIO
--------------------------------------
MONEY MARKET PORTFOLIO
--------------------------------------
MUNICIPAL MONEY MARKET PORTFOLIO
--------------------------------------

The Prospectus is hereby amended and supplemented to reflect changes in the portfolio management of the Fixed Income III Portfolio. Kenneth B. Dunn no longer serves as a Portfolio Manager of the Fixed Income III Portfolio. Consequently, Thomas L. Bennett, Roberto M. Sella and W. David Armstrong who, along with Mr. Dunn, had previously shared the responsibility for managing the assets of the Fixed Income III Portfolio since May 2000, will continue to share the responsibility of managing the Portfolio.

Accordingly, the paragraph "FIXED INCOME PORTFOLIO" on Page 8 of the prospectus for Morgan Stanley Institutional Fund, Inc., Fixed Income III Portfolio, is hereby deleted and replaced with the following:

FIXED INCOME III PORTFOLIO
THOMAS L. BENNETT, ROBERTO M. SELLA AND W. DAVID ARMSTRONG
Thomas L. Bennett, a Managing Director of Morgan Stanley & Co., joined Morgan Stanley Investment Management's affiliated institutional asset management company, Morgan Stanley Investments LP ("MSI") (formerly "Miller, Andersen & Sherrerd LP") in 1984. Mr. Bennett holds a B.S. in Chemistry and an M.B.A. from the University of Cincinnati. Roberto M. Sella, a Managing Director of Morgan Stanley & Co., joined MSI in 1992. Mr. Sella graduated from the University of Wisconsin (PHI BETA KAPPA) in 1987 and received an M.B.A. from The Wharton School of the University of Pennsylvania in 1993. W. David Armstrong is a Managing Director of Morgan Stanley & Co. and joined Morgan Stanley Investment Management in 1998 as a Portfolio Manager. He served as a Senior Vice President and Manager of U.S. proprietary trading at Lehman Brothers from 1995 to 1997. Mr. Armstrong received a degree in Economics from the State University of New York (SUNY) at Plattsburg in 1981 and an M.B.A. from the Wharton School of the University of Pennsylvania in 1986. Messrs. Bennett, Sella and Armstrong, among others, have shared primary responsibility for managing the Portfolio's assets since May 2000.

The Prospectus is hereby further amended and supplemented to reflect an expansion in the exchangeability privileges of the Fixed Income III, Money Market and Municipal Money Market Portfolios. Morgan Stanley Institutional Fund, Inc. and Morgan Stanley Institutional Fund Trust now offer exchangeability between the Fund families. This reflects a commitment to offer a wide range of investment options to our shareholders.

Accordingly, the first paragraph under "EXCHANGE FEATURES" on page 10 of the Prospectus is hereby deleted and replaced with the following:

     You may exchange Portfolio shares for the same Class of shares of other available portfolios of the Fund. In addition, you may exchange Class A shares for Institutional Class shares or Class B shares for Adviser Class shares of available portfolios of Morgan Stanley Institutional Fund Trust. Exchanges are effected based on the respective NAVs of the applicable portfolios. To obtain a prospectus for another portfolio, call the Fund at 1-800-548-7786 or contact your Financial Intermediary. If you purchased Portfolio shares through a Financial Intermediary, certain portfolios may be unavailable for exchange. Contact your Financial Intermediary to determine which portfolios are available for exchange.

     You can process your exchange by contacting your Financial Intermediary. Otherwise, you should send exchange requests by mail to the Fund's Transfer Agent, J.P. Morgan Investor Services Company, 73 Tremont Street, Boston, MA 02108-3919. Exchange requests can also be made by calling 1-800-548-7786.

In addition, in the second paragraph after the fourth sentence add the following:

     The Fund, in its sole discretion, may waive the minimum initial investment amount in certain cases.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

                                                           PROSPECTUS SUPPLEMENT

MORGAN STANLEY INSTITUTIONAL FUND, INC.

Supplement dated November 1, 2001 to Prospectus dated May 1, 2001 of:

GLOBAL VALUE EQUITY PORTFOLIO

INTERNATIONAL EQUITY PORTFOLIO

INTERNATIONAL SMALL CAP PORTFOLIO

EUROPEAN VALUE EQUITY PORTFOLIO

The Prospectus is hereby amended and supplemented to reflect changes in the portfolio management of the Global Value Equity Portfolio. Emilio Alvarez will now share the responsibility for managing the assets of the Global Value Equity Portfolio with Frances Campion and Paul Boyne, who previously have shared the primary responsibility for managing the Portfolio's assets.

Accordingly, the paragraph "GLOBAL VALUE EQUITY PORTFOLIO" on Page 9 of the prospectus of Morgan Stanley Institutional Fund, Inc., Global Value Equity Portfolio, is hereby deleted and replaced with the following:

GLOBAL VALUE EQUITY PORTFOLIO
FRANCES CAMPION, PAUL BOYNE, AND EMELIO ALVAREZ
Frances Campion, a Managing Director, joined Morgan Stanley Investment Management Group in 1990. She is a graduate of University College, Dublin. Paul Boyne, a Principal, joined Morgan Stanley Investment Management Group in 1993. He is a graduate of University College, Dublin. Emilio Alvarez, an Executive Director, joined Morgan Stanley Investment Management Group on July 2, 2001. Prior to joining the Morgan Stanley Investment Management Group, Mr. Alvarez spent nine years in equity research at Morgan Stanley, most recently covering France and the European Energy sector for Morgan Stanley's Equity Capital Markets department in London, England. Mr. Alvarez holds a degree in Economics from the University of Leon, Spain and a Masters degree in Management from the European School of Management, Paris, France.

The Prospectus is hereby further amended and supplemented to reflect an expansion in the exchangeability privileges of the Global Value Equity, International Equity, International Small Cap and European Value Equity Portfolios. Morgan Stanley Institutional Fund, Inc. and Morgan Stanley Institutional Fund Trust now offer exchangeability between the Fund families. This reflects a commitment to offer a wide range of investment options to our shareholders.

Accordingly, the first four sentences in the paragraph under "EXCHANGE FEATURES" on page 12 of the Prospectus are hereby deleted and replaced with the following:

     You may exchange Portfolio shares for the same class of shares of other available portfolios of the Fund. In addition, you may exchange Class A shares for Institutional Class shares or Class B shares for Adviser Class shares of available portfolios of Morgan Stanley Institutional Fund Trust. Exchanges are effected based on the respective NAVs of the applicable portfolios. To obtain a prospectus for another portfolio, call the Fund at 1-800-548-7786 or contact your Financial Intermediary. If you purchased Portfolio shares through a Financial Intermediary, certain portfolios may be unavailable for exchange. Contact your Financial Intermediary to determine which portfolios are available for exchange.

     You can process your exchange by contacting your Financial Intermediary. Otherwise, you should send exchange requests by mail to the Fund's Transfer Agent, J.P. Morgan Investor Services Company, 73 Tremont Street, Boston, MA 02108-3919. Exchange requests can also be made by calling 1-800-548-7786.

In addition, add the following after the eighth sentence:

     The Fund, in its sole discretion, may waive the minimum initial investment amount in certain cases. An exchange of Portfolio shares held for less than 60 days from the date of purchase will be subject to the 2% redemption fee described under the section "How to Redeem Shares."

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

                                                PROSPECTUS SUPPLEMENT


MORGAN STANLEY INSTITUTIONAL FUND, INC.


Supplement dated November 1, 2001 to Prospectus dated May 1, 2001 of:


GLOBAL FIXED INCOME II PORTFOLIO

HIGH YIELD II PORTFOLIO

The Prospectus is hereby amended and supplemented to reflect an expansion in the exchangeability privileges of the Global Fixed Income II and High Yield II Portfolios. Morgan Stanley Institutional Fund, Inc. and Morgan Stanley Institutional Fund Trust now offer exchangeability between the Fund families. This reflects a commitment to offer a wide range of investment options to our shareholders.

Accordingly, the first four sentences in the paragraph under "EXCHANGE FEATURES" on page 10 of the Prospectus are hereby deleted and replaced with the following:

      You may exchange Portfolio shares for the same Class of shares of other available portfolios of the Fund. In addition, you may exchange Class A shares for Institutional Class shares or Class B shares for Adviser Class shares of available portfolios of Morgan Stanley Institutional Fund Trust. Exchanges are effected based on the respective NAVs of the applicable portfolios. To obtain a prospectus for another portfolio, call the Fund at 1-800-548-7786 or contact your Financial Intermediary. If you purchased Portfolio shares through a Financial Intermediary, certain portfolios may be unavailable for exchange. Contact your Financial Intermediary to determine which portfolios are available for exchange.

      You can process your exchange by contacting your Financial Intermediary. Otherwise, you should send exchange requests by mail to the Fund's Transfer Agent, J.P. Morgan Investor Services Company, 73 Tremont Street, Boston, MA 02108-3919. Exchange requests can also be made by calling 1-800-548-7786.

In addition, add the following after the eighth sentence:

      The Fund, in its sole discretion, may waive the minimum initial investment amount in certain cases. An exchange of shares of the Global Fixed
      Income II Portfolio held for less than 60 days from the date of purchase will be subject to the 2% redemption fee described under the section
      "How to Redeem Shares."

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

                                                           PROSPECTUS SUPPLEMENT

MORGAN STANLEY INSTITUTIONAL FUND, INC.

Supplement dated November 1, 2001 to Prospectus dated May 1, 2001 of:

EMERGING MARKETS PORTFOLIO

EMERGING MARKETS DEBT PORTFOLIO

LATIN AMERICAN PORTFOLIO

The Prospectus is hereby amended and supplemented to reflect an expansion in the exchangeability privileges of the Emerging Markets, Emerging Markets Debt and Latin American Portfolios. Morgan Stanley Institutional Fund, Inc. and Morgan Stanley Institutional Fund Trust now offer exchangeability between the Fund families. This reflects a commitment to offer a wide range of investment options to our shareholders.

Accordingly, the first paragraph under "EXCHANGE FEATURES" on page 12 of the Prospectus is hereby deleted and replaced with the following:

      You may exchange Portfolio shares for the same Class of shares of other available portfolios of the Fund. In addition, you may exchange Class A shares for Institutional Class shares or Class B shares for Adviser Class shares of available portfolios of Morgan Stanley Institutional Fund Trust. Exchanges are effected based on the respective NAVs of the applicable portfolios. To obtain a prospectus for another portfolio, call the Fund at 1-800-548-7786 or contact your Financial Intermediary. If you purchased Portfolio shares through a Financial Intermediary, certain portfolios may be unavailable for exchange. Contact your Financial Intermediary to determine which portfolios are available for exchange.

      You can process your exchange by contacting your Financial Intermediary. Otherwise, you should send exchange requests by mail to the Fund's Transfer Agent, J.P. Morgan Investor Services Company, 73 Tremont Street, Boston, MA 02108-3919. Exchange requests can also be made by calling 1-800-548-7786.

In addition, in the second paragraph after the fourth sentence add the following:

      The Fund, in its sole discretion, may waive the minimum initial investment amount in certain cases. An exchange of Portfolio shares held for less than 60 days from the date of purchase will be subject to the 2% redemption fee described under the section "HOW TO REDEEM SHARES."

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

                                                           PROSPECTUS SUPPLEMENT

MORGAN STANLEY INSTITUTIONAL FUND, INC.

Supplement dated November 1, 2001 to Prospectus dated May 1, 2001 of:

INTERNATIONAL MAGNUM PORTFOLIO

The Prospectus is hereby amended and supplemented to reflect an expansion in the exchangeability privileges of the International Magnum Portfolio. Morgan Stanley Institutional Fund, Inc. and Morgan Stanley Institutional Fund Trust now offer exchangeability between the Fund families. This reflects a commitment to offer a wide range of investment options to our shareholders.

Accordingly, the first paragraph under "EXCHANGE FEATURES" on page 8 of the Prospectus is hereby deleted and replaced with the following:

      You may exchange Portfolio shares for the same Class of shares of other available portfolios of the Fund. In addition, you may exchange Class A shares for Institutional Class shares or Class B shares for Adviser Class shares of available portfolios of Morgan Stanley Institutional Fund Trust. Exchanges are effected based on the respective NAVs of the applicable portfolios. To obtain a prospectus for another portfolio, call the Fund at 1-800-548-7786 or contact your Financial Intermediary. If you purchased Portfolio shares through a Financial Intermediary, certain portfolios may be unavailable for exchange. Contact your Financial Intermediary to determine which portfolios are available for exchange.

      You can process your exchange by contacting your Financial Intermediary. Otherwise, you should send exchange requests by mail to the Fund's Transfer Agent, J.P. Morgan Investor Services Company, 73 Tremont Street, Boston, MA 02108-3919. Exchange requests can also be made by calling 1-800-548-7786.

In addition, in the second paragraph after the fourth sentence add the following:

      The Fund, in its sole discretion, may waive the minimum initial investment amount in certain cases. An exchange of Portfolio shares held for less than 60 days from the date of purchase will be subject to the 2% redemption fee described under the section "How to Redeem Shares."

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

                                                           PROSPECTUS SUPPLEMENT

MORGAN STANLEY INSTITUTIONAL FUND, INC.

Supplement dated November 1, 2001 to
Prospectus dated May 1, 2001 of:

ASIAN EQUITY PORTFOLIO

JAPANESE VALUE EQUITY PORTFOLIO

The Prospectus is hereby amended and supplemented to reflect an expansion in the exchangeability privileges of the Asian Equity and Japanese Value Equity Portfolios. Morgan Stanley Institutional Fund, Inc. and Morgan Stanley Institutional Fund Trust now offer exchangeability between the Fund families. This reflects a commitment to offer a wide range of investment options to our shareholders.

Accordingly, the first paragraph under "EXCHANGE FEATURES" on page 9 of the Prospectus is hereby deleted and replaced with the following:


      You may exchange Portfolio shares for the same Class of shares of other available portfolios of the Fund. In addition, you may exchange Class A shares for Institutional Class shares or Class B shares for Adviser Class shares of available portfolios of Morgan Stanley Institutional Fund Trust. Exchanges are effected based on the respective NAVs of the applicable portfolios. To obtain a prospectus for another portfolio, call the Fund at 1-800-548-7786 or contact your Financial Intermediary. If you purchased Portfolio shares through a Financial Intermediary, certain portfolios may be unavailable for exchange. Contact your Financial Intermediary to determine which portfolios are available for exchange.


      You can process your exchange by contacting your Financial Intermediary. Otherwise, you should send exchange requests by mail to the Fund's Transfer Agent, J.P. Morgan Investor Services Company, 73 Tremont Street, Boston, MA 02108-3919. Exchange requests can also be made by calling 1-800-548-7786.

In addition, in the second paragraph after the fourth sentence add the following:

      The Fund, in its sole discretion, may waive the minimum initial investment amount in certain cases. An exchange of Portfolio shares held for less than 60 days from the date of purchase will be subject to the 2% redemption fee described under the section "How to Redeem Shares."

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

                                                PROSPECTUS SUPPLEMENT


MORGAN STANLEY INSTITUTIONAL FUND, INC.

Supplement dated November 1, 2001 to Prospectus dated May 1, 2001 of:

EQUITY GROWTH PORTFOLIO

FOCUS EQUITY PORTFOLIO

SMALL COMPANY GROWTH PORTFOLIO

VALUE EQUITY PORTFOLIO

TECHNOLOGY PORTFOLIO


The Prospectus is hereby amended and supplemented to reflect an expansion in the exchangeability privileges of the Equity Growth, Focus Equity, Small Company Growth, Value Equity and Technology Portfolios. Morgan Stanley Institutional Fund, Inc. and Morgan Stanley Institutional Fund Trust now offer exchangeability between the Fund families. This reflects a commitment to offer a wide range of investment options to our shareholders.

Accordingly, the first paragraph under "EXCHANGE FEATURES" on pages 12-13 of the Prospectus is hereby deleted and replaced with the following:

      You may exchange Portfolio shares for the same Class of shares of other available portfolios of the Fund. In addition, you may exchange Class A shares for Institutional Class shares or Class B shares for Adviser Class shares of available portfolios of Morgan Stanley Institutional Fund Trust. Exchanges are effected based on the respective NAVs of the applicable portfolios. To obtain a prospectus for another portfolio, call the Fund at 1-800-548-7786 or contact your Financial Intermediary. If you purchased Portfolio shares through a Financial Intermediary, certain portfolios may be unavailable for exchange. Contact your Financial Intermediary to determine which portfolios are available for exchange.

      You can process your exchange by contacting your Financial Intermediary. Otherwise, you should send exchange requests by mail to the Fund's Transfer Agent, J.P. Morgan Investor Services Company, 73 Tremont Street, Boston, MA 02108-3919. Exchange requests can also be made by calling 1-800-548-7786.

In addition, in the second paragraph after the fourth sentence add the following:

      The Fund, in its sole discretion, may waive the minimum initial investment amount in certain cases.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

                                             PROSPECTUS SUPPLEMENT


MORGAN STANLEY INSTITUTIONAL FUND, INC.

Supplement dated November 1, 2001 to Prospectus dated May 1, 2001 of:

ACTIVE INTERNATIONAL ALLOCATION PORTFOLIO

The Prospectus is hereby amended and supplemented to reflect an expansion in the exchangeability privileges of the Active International Allocation Portfolio. Morgan Stanley Institutional Fund, Inc. and Morgan Stanley Institutional Fund Trust now offer exchangeability between the Fund families. This reflects a commitment to offer a wide range of investment options to our shareholders.

Accordingly, the first paragraph under "EXCHANGE FEATURES" on page 8 of the Prospectus is hereby deleted and replaced with the following:

      You may exchange Portfolio shares for the same Class of shares of other available portfolios of the Fund. In addition, you may exchange Class A shares for Institutional Class shares or Class B shares for Adviser Class shares of available portfolios of Morgan Stanley Institutional Fund Trust. Exchanges are effected based on the respective NAVs of the applicable portfolios. To obtain a prospectus for another portfolio, call the Fund at 1-800-548-7786 or contact your Financial Intermediary. If you purchased Portfolio shares through a Financial Intermediary, certain portfolios may be unavailable for exchange. Contact your Financial Intermediary to determine which portfolios are available for exchange.

      You can process your exchange by contacting your Financial Intermediary. Otherwise, you should send exchange requests by mail to the Fund's Transfer Agent, J.P. Morgan Investor Services Company, 73 Tremont Street, Boston, MA 02108-3919. Exchange requests can also be made by calling 1-800-548-7786.

In addition, in the second paragraph after the fourth sentence add the following:

      The Fund, in its sole discretion, may waive the minimum initial investment amount in certain cases. An exchange of Porfolio shares held for less than 60 days from the date of purchase will be subject to the 2% redemption fee described under the section "How to Redeem Shares."

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

                                             PROSPECTUS SUPPLEMENT


MORGAN STANLEY INSTITUTIONAL FUND, INC.

Supplement dated November 1, 2001 to Prospectus dated May 1, 2001 of:

EUROPEAN REAL ESTATE PORTFOLIO
ASIAN REAL ESTATE PORTFOLIO
U.S. REAL ESTATE PORTFOLIO

The Prospectus is hereby amended and supplemented to reflect an expansion in the exchangeability privileges of the European Real Estate, Asian Real Estate and U.S. Real Estate Portfolios. Morgan Stanley Institutional Fund, Inc. and Morgan Stanley Institutional Fund Trust now offer exchangeability between the Fund families. This reflects a commitment to offer a wide range of investment options to our shareholders.

Accordingly, the first paragraph under "EXCHANGE FEATURES" on page 11 of the Prospectus is hereby deleted and replaced with the following:

      You may exchange Portfolio shares for the same Class of Shares of other available portfolios of the Fund. In addition, you may exchange Class A shares for Institutional Class shares or Class B shares for Adviser Class shares of available portfolios of Morgan Stanley Institutional Fund Trust. Exchanges are effected based on the respective NAVs of the applicable portfolios. To obtain a prospectus for another portfolio, call the Fund at 1-800-548-7786 or contact your Financial Intermediary. If you purchased Portfolio shares through a Financial Intermediary, certain portfolios may be unavailable for exchange. Contact your Financial Intermediary to determine which portfolios are available for exchange.

      You can process your exchange by contacting your Financial Intermediary. Otherwise, you should send exchange requests by mail to the Fund's Transfer Agent, J.P. Morgan Investor Services Company, 73 Tremont Street, Boston, MA 02108-3919. Exchange requests can also be made by calling 1-800-548-7786.

In addition, in the second paragraph after the fourth sentence add the following:

      The Fund, in its sole discretion, may waive the minimum initial investment amount in certain cases. An exchange of shares of the European Real
      Estate and Asian Real Estate Portfolios held for less than 60 days from the date of purchase will be subject to the 2% redemption fee described under the section "How to Redeem Shares."

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.